Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ (12,415)	$ 5,957	$ (2,042)
Cost of Revenue [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(8,731)	4,786	(718)
Research and Development [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(2,195)	1,187	(341)
Selling, General and Administrative [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(2,375)	1,301	(559)
Interest and Other Expense, Net [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	(2,132)	1,808	255
Income Taxes [Member]
Derivative Instruments, (Loss) Gain [Line Items]
Gains (Losses) Recognized in Income	$ 3,018	$ (3,125)	$ (679)